Shareholder Report, Holdings (Details)	May 31, 2025
C000246767 | Yancoal Australia8684261
Holdings [Line Items]
Percent of Total Investments	10.40%
C000246767 | Warrior Met Coal8684246
Holdings [Line Items]
Percent of Total Investments	9.90%
C000246767 | Alliance Resource Partners LP8684227
Holdings [Line Items]
Percent of Total Investments	8.60%
C000246767 | Whitehaven Coal8684259
Holdings [Line Items]
Percent of Total Investments	7.60%
C000246767 | Alpha Metallurgical Resources8684229
Holdings [Line Items]
Percent of Total Investments	7.50%
C000246767 | New Hope8684254
Holdings [Line Items]
Percent of Total Investments	5.10%
C000246767 | Exxaro Resources8684278
Holdings [Line Items]
Percent of Total Investments	4.70%
C000246767 | Natural Resource Partners LP8684236
Holdings [Line Items]
Percent of Total Investments	4.60%
C000246767 | SunCoke Energy8684244
Holdings [Line Items]
Percent of Total Investments	4.50%
C000246767 | Stanmore Resources8684256
Holdings [Line Items]
Percent of Total Investments	4.30%
C000246767 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000246767 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246767 | Mongolia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246767 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246767 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000246767 | Australia
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000246767 | United States
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000246769 | Samsung Heavy Industries8684293
Holdings [Line Items]
Percent of Total Investments	12.20%
C000246769 | Noble PLC8684324
Holdings [Line Items]
Percent of Total Investments	10.40%
C000246769 | Valaris8684345
Holdings [Line Items]
Percent of Total Investments	7.70%
C000246769 | Transocean8684342
Holdings [Line Items]
Percent of Total Investments	6.30%
C000246769 | Tidewater8684339
Holdings [Line Items]
Percent of Total Investments	5.90%
C000246769 | Odfjell Drilling8684307
Holdings [Line Items]
Percent of Total Investments	4.30%
C000246769 | Seadrill8684334
Holdings [Line Items]
Percent of Total Investments	4.10%
C000246769 | Technip Energies8684289
Holdings [Line Items]
Percent of Total Investments	3.50%
C000246769 | TechnipFMC PLC8684337
Holdings [Line Items]
Percent of Total Investments	3.40%
C000246769 | Subsea 78684316
Holdings [Line Items]
Percent of Total Investments	3.30%
C000246769 | United States
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000246769 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246769 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246769 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246769 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246769 | France
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246769 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000246769 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000246769 | Norway
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000246770 | Constellation Energy8684151
Holdings [Line Items]
Percent of Total Investments	9.20%
C000246770 | Cameco8684147
Holdings [Line Items]
Percent of Total Investments	9.00%
C000246770 | GE Vernova8684164
Holdings [Line Items]
Percent of Total Investments	3.40%
C000246770 | NuScale Power8684180
Holdings [Line Items]
Percent of Total Investments	3.20%
C000246770 | Oklo8684182
Holdings [Line Items]
Percent of Total Investments	3.10%
C000246770 | ASP Isotopes8684143
Holdings [Line Items]
Percent of Total Investments	2.90%
C000246770 | Centrus Energy8684149
Holdings [Line Items]
Percent of Total Investments	2.80%
C000246770 | Curtiss-Wright8684153
Holdings [Line Items]
Percent of Total Investments	2.70%
C000246770 | Rolls-Royce Holdings8684201
Holdings [Line Items]
Percent of Total Investments	2.70%
C000246770 | Lightbridge8684171
Holdings [Line Items]
Percent of Total Investments	2.60%
C000246770 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000246770 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246770 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000246770 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246770 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000246770 | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246770 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246770 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246770 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246770 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.30%